Asset Retirement Obligations (Details) - Schedule of Changes in Asset Retirement Obligation - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Changes In Asset Retirement Obligation Abstract
Asset retirement obligations beginning balance	$ 758,373	$ 714,315	$ 672,817
Accretion expense	23,037	44,058	41,498
Asset retirement obligations ending balance	$ 781,410	$ 758,373	$ 714,315